Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
REVENUE		$ 11,698,830	$ 7,149,785
COST OF REVENUE		(8,325,148)	(4,597,617)
GROSS PROFIT		3,373,682	2,552,168
OPERATING EXPENSES
Selling expenses		(52,666)	(59,765)
General and administrative expenses		(679,635)	(811,799)
Research and development expenses		(106,998)	(128,481)
Total operating expenses		(839,299)	(1,000,045)
INCOME FROM OPERATIONS		2,534,383	1,552,123
OTHER INCOME (EXPENSES)
Interest income		294	451
Interest expense		(181,447)	(172,913)
Unrealized foreign transaction exchange gain (loss)		(65,691)	(4,300)
Government subsidies		446,910	332,418
Other income		41,548	136,482
Total other income (expenses)		225,893	292,138
INCOME BEFORE INCOME TAX PROVISION		2,760,276	1,844,261
INCOME TAX PROVISION		(465,077)	(249,766)
NET INCOME		2,295,199	1,594,495
Less: net income (loss) attributable to non-controlling interest		(16,200)	61,317
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED		2,311,399	1,533,178
OTHER COMPREHENSIVE INCOME (LOSS)
Total foreign currency translation adjustment		406,143	32,468
TOTAL COMPREHENSIVE INCOME		2,701,342	1,626,963
Less: comprehensive income (loss) attributable to non-controlling interest		(13,580)	59,939
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED		$ 2,714,922	$ 1,567,024
EARNINGS PER SHARE
Basic and diluted		$ 0.4	$ 0.3
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and diluted	[1]	5,800,000	5,166,667

[1]	Retrospectively restated for effect of reverse split.